Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2014
and as supplemented July 9, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.